EQUITY INCENTIVE PLANS - Disclosure of Outstanding and changes of Deferred Share Units (Details)	12 Months Ended
Dec. 31, 2021 shares
Equity Incentive Plans [Abstract]
Number of shares issuable, DECEMBER 31, 2019 and 2020	0
DSUs Granted	167,000
Number of shares issuable,DECEMBER 31, 2021	167,000